UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (85.9%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	Baa2	$250,000	$223,875

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,067,080

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5s, 7/1/21	A3	700,000	720,727

AZ Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	AA-	1,750,000	1,782,148
(Catholic Hlth. Care West), Ser. D, 5s, 7/1/28	A	500,000	503,730

AZ Hlth. Fac. Auth. VRDN (Catholic West), Ser. B, 0.08s, 7/1/35	VMIG1	500,000	500,000

AZ Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5 1/8s, 1/1/30	A-	750,000	738,135

AZ School Fac. Board COP, 5 3/4s, 9/1/22	A1	1,000,000	1,106,510

AZ State COP, Ser. A, AGM, 5s, 10/1/29	AA-	500,000	510,210

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5s, 7/1/30	A1	500,000	498,840

AZ State Trans. Board Hwy. Rev. Bonds
Ser. B, 5s, 7/1/31	AAA	500,000	528,440
Ser. A, 5s, 7/1/23	AA+	750,000	847,478

AZ State U. VRDN, Ser. B, 0.05s, 7/1/34	VMIG1	600,000	600,000

AZ State U. Nanotechnology, LLC Lease Rev. Bonds (Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	AA-	500,000	499,995

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds
Ser. A, 5s, 10/1/25	Aaa	500,000	557,855
(Wtr. Quality), Ser. A, 5s, 10/1/16	Aaa	400,000	451,012

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	BB-/P	150,000	154,017

Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL, 8s, 7/1/14	Aa1	2,150,000	2,286,955

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA-	500,000	482,220

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,250,000	1,189,725
(John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB+	500,000	473,530
(John C. Lincoln Hlth. Network), Ser. B, 5s, 12/1/37	BBB+	500,000	478,310

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/21	AA	500,000	564,035

Goodyear, Wtr. & Swr. Rev. Bonds, AGM, 5 1/2s, 7/1/41	AA-	500,000	515,005

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 7/1/40	Aaa	65,000	65,517

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	1,250,000	1,337,750

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt. Coll., 7s, 12/1/16 (Escrowed to maturity)	AAA/F	2,250,000	2,505,122

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	1,050,000	1,152,827
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	A1	650,000	651,053

Maricopa Cnty., Poll. Control VRDN (AZ Public Svc., Co.), 0.05s, 5/1/29	VMIG1	500,000	500,000

Maricopa Cnty., Unified School Dist. G.O. Bonds (No. 60 Higley School Impt.), Ser. C, 5s, 7/1/27	A1	1,000,000	1,035,860

McAllister, Academic Village Rev. Bonds (AZ State U. Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,051,580

Mesa, St. & Hwy. Rev. Bonds, 5s, 7/1/21	AA	500,000	556,700

Mesa, Util. Syst. Rev. Bonds, 5s, 7/1/35	Aa2	500,000	511,335

Mohave Cnty., COP (Mohave Administration Bldg.), AMBAC, 5 1/4s, 7/1/19	A/P	2,000,000	2,040,720

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds 6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	Baa1	800,000	888,600

Northern AZ U. Rev. Bonds, 5s, 6/1/36	A1	450,000	445,145

Peoria, Dev. Auth. Inc. Rev. Bonds, 5s, 7/1/23	AA+	500,000	552,880

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 12/1/39	Aaa	45,000	46,166

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
Ser. A, 5s, 7/1/40	A1	500,000	484,180
5s, 7/1/20	Aa3	500,000	562,575

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL
5 1/2s, 7/1/43	AA	1,000,000	1,022,150
5 1/2s, 7/1/32	AA	1,000,000	1,056,680

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds, 5 1/2s, 7/1/24	AAA	500,000	557,610

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AAA	500,000	515,230

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6s, 7/1/32	BB/F	250,000	229,410
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	200,000	186,516

Pima Cnty., G.O. Bonds, 5s, 7/1/26	AA-	490,000	523,624

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa2	950,000	957,657
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	172,758
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	Aa2	500,000	503,700
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	445,280
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	112,641

Pima Cnty., Swr. Rev. Bonds
Ser. B, 5s, 7/1/26	A+	500,000	532,925
AGM, 5s, 7/1/23	AA-	250,000	276,083

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	350,000	348,590

Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), 6s, 12/1/38	A-	500,000	525,805

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO, 6s, 7/15/19	AA-	1,000,000	1,155,270

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/30	Aa1	1,000,000	1,056,450

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A-	750,000	687,855

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. A, 5 1/4s, 9/1/30	A2	1,250,000	1,250,025

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	250,000	244,393

Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, U.S. Govt. Coll., 5 3/8s, 12/1/13 (Escrowed to maturity)	BB-/P	55,000	55,671

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	Baa1	500,000	542,425
6 1/4s, 7/1/29	Baa1	500,000	543,540
5s, 7/1/35	Baa1	250,000	248,668

U. of AZ Board Regents Syst. Rev. Bonds, Ser. A, 5s, 6/1/35	Aa2	500,000	510,205

Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	A1	500,000	512,545

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/33	Baa1	100,000	95,711

Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	486,350

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	265,000	230,293

			47,253,902
Guam (1.8%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	250,000	251,675

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6s, 11/1/26	BBB+	250,000	264,580

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	250,000	254,560

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	142,149

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	100,000	98,336

			1,011,300
Kentucky (1.1%)

Christian Cnty., Assn. of Cnty. Leasing Trust VRDN, Ser. B, 0.05s, 8/1/37	VMIG1	600,000	600,000

			600,000
Mississippi (0.5%)

MS State Bus. Fin. Commision Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.05s, 12/1/30	VMIG1	300,000	300,000

			300,000
Puerto Rico (6.9%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	Baa3	100,000	86,797

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	Baa3	675,000	507,823
5 1/4s, 7/1/22	Baa3	485,000	409,549

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	700,000	652,365

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	Baa3	1,500,000	1,473,570

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/31	A+	2,250,000	642,893

			3,772,997
Texas (0.9%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.04s, 12/1/24	A-1+	480,000	480,000

			480,000
Virgin Islands (1.5%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	154,209
Ser. A-1, 5s, 10/1/39	Baa2	175,000	162,950
Ser. A, 5s, 10/1/25	Baa2	200,000	205,384

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	A3	345,000	308,016

			830,559
TOTAL INVESTMENTS

Total investments (cost $53,239,743)(b)			$54,248,758

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $55,007,486.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $53,231,242, resulting in gross unrealized appreciation and depreciation of $2,101,770 and $1,084,254, respectively, or net unrealized appreciation of $1,017,516.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	27.3%
	Health care	15.7
	Local debt	13.2
	Education	11.7
	Tax bonds	10.6
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	12.5%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$54,248,758	$—

Totals by level	$—	$54,248,758	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013